Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements Scheduleof Changesinthe Fair Valueof Level 3 Warrant Liabilities [Line Items]
Initial measurement on August 11, 2025		$ 164,000
Change in fair value		16,400
Level 3 [Member] | Return of Capital Subscription Shares Liability [Member]
Fair Value Measurements Scheduleof Changesinthe Fair Valueof Level 3 Warrant Liabilities [Line Items]
Fair value as of beginning balance	$ 147,600
Initial measurement on August 11, 2025		164,000
Change in fair value	1,600	(16,400)
Fair value as of ending balance	$ 149,200	$ 147,600